Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Ordinary shares [member]	Preference shares [member]	Share premium [member]	Non-controlling interests [member]	Reserve of share-based payments [member]	Reserve of equity component of convertible instruments [member]	Foreign currency translation reservet [member]	Retained earnings [member]	Total
Balance at 1 January 2025 at Dec. 31, 2023	€ 2		€ 220,157		€ 5,365			€ (222,793)	€ 2,731
Balance (in Shares) at Dec. 31, 2023	14,919,017
Gain / (loss) during the year				54				(15,334)	(15,279)
Other comprehensive income				(0)					(0)
Total comprehensive income for the year				54				(15,334)	(15,279)
Issue of Share Capital:
Equity incentive plan	€ 0		615						615
Balance (in Shares)	107,500
ATM - share sales	€ 1		5,941						5,942
Balance (in Shares)	2,345,452
Macquarie conversions note	€ 0		916						916
Balance (in Shares)	1,732,430
Share issuance at QIND merger	€ 0	€ 0	14,626						14,626
Balance (in Shares)	3,818,969	4,171,327
Commitment shares
Service warrants
Share Based Payments:
Share Based Payments					(615)				(615)
Equity Settled share based compensation					2,189				2,189
Minority Interest:
Minority interest - Initial recognition				3,945				142	4,088
Other reserves:
Convertible note reserve						24			24
Balance at 31 December 2025 (restated) at Dec. 31, 2024	€ 3	€ 0	242,255	3,999	6,939	24		(237,985)	15,237
Balance (in Shares) at Dec. 31, 2024	22,923,368	4,171,327
Balance (in Shares) at Dec. 31, 2024	654,953
Gain / (loss) during the year				(874)				(4,106)	(4,980)
Other comprehensive income				(642)			(1,647)		(2,289)
Total comprehensive income for the year				(1,516)			(1,647)	(4,106)	(7,269)
Issue of Share Capital:
ATM - share sales	€ 1		2,313						2,314
Balance (in Shares)	347,283
Macquarie conversions note	€ 0		574						574
Balance (in Shares)	98,046
Share issuance at QIND merger
Commitment shares	€ 0		306						306
Reverse split rounding	0
Keystone note conversion	2		1,936						1,938
July PIPE issuance & exercise	1		267						268
Exchange warrants			(961)			961
December PIPE reprice & exercise	1		(4,839)			5,458			620
Service warrants	0		137		35				172
QIND preference stock conversion to common stock				2,229		(1,813)			416
Share Based Payments:
Share Based Payments			16		(16)
Equity Settled share based compensation					1,534				1,534
Minority Interest:
Minority interest - remeasurement				399					399
Other reserves:
Convertible note reserve						(49)		(136)	(185)
Legacy equity reserve						413			413
Balance (in Shares)	13,890
Balance (in Shares)	63,333
Balance (in Shares)	492,715
Balance (in Shares)	335,898
Balance (in Shares)	274,887
Balance (in Shares)	7,286
Balance at 31 December 2025 (restated) at Dec. 31, 2025	€ 9		€ 242,004	€ 5,111	€ 8,492	€ 4,995	€ (1,647)	€ (242,227)	€ 16,737
Balance (in Shares) at Dec. 31, 2025		4,171,327
Balance (in Shares) at Dec. 31, 2025	2,288,291